Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2023	2022
Restricted share unit plan	20(a)	$2,702	$2,154
Performance restricted share unit plan	20(b)	2,677	2,522
Deferred stock unit plan	20(c)	10,449	104
		$15,828	$4,780

Schedule of restricted share unit plan activity

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2021	553,411	13.55
Granted	167,631	15.55
Vested	(169,689)	14.13
Forfeited	(15,455)	13.41
Outstanding at December 31, 2022	535,898	14.44
Granted	199,468	27.44
Vested	(256,193)	8.77
Forfeited	(13,867)	17.60
Outstanding at December 31, 2023	465,306	23.04

Schedule of performance restricted share units

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2021	426,569	12.06
Granted	116,775	15.55
Vested	(111,630)	14.13
Outstanding at December 31, 2022	431,714	12.47
Granted	101,597	25.62
Vested	(213,623)	8.48
Outstanding at December 31, 2023	319,688	19.32

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2023 and 2022 using a Monte Carlo simulation with the following assumptions:

	2023	2022
Risk-free interest rate	4.21%	3.14%
Expected volatility	38.90%	48.70%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2021	932,644
Granted	87,569
Redeemed	—
Outstanding at December 31, 2022	1,020,213
Granted	31,575
Redeemed	(286,152)
Outstanding at December 31, 2023	765,636